Expense Example - UltraMid-Cap ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	169	523	902	1,965	269	826	1,410	2,993